Provisions (Narratives) (Details) $ in Millions	Dec. 31, 2025 USD ($)
Suria And Sallent Sites, Spain [Member]
Disclosure of other provisions [line items]
Amount of provision for the closure and restoration for the mining site	$ 65
Period used for estimating the cost of closure and restoration for the Salltent site	49 years
Rotem Amfert Israel [Member]
Disclosure of other provisions [line items]
Amount of provision for the closure and restoration for the mining site	$ 96
Bromine Israel [Member]
Disclosure of other provisions [line items]
Amount of provision for the closure and restoration for the mining site	$ 18